Commitments and Contingencies - Schedule of Undiscounted Future Lease Payments for Non-Cancelable Operating Leases (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Maturity of lease liabilities
2024 (remainder)	$ 1,807
2025	7,296	$ 7,094
2026	7,450	7,254
2027	7,684	7,408
2028	7,923	7,641
2029	8,143	7,880
Thereafter	7,615	15,741
Total lease payments	47,918	53,018
Less: imputed interest	9,427	11,554
Total operating lease liabilities	$ 38,491	$ 41,464